Employee Retirement Plans - Information about Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Qualified Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	$ 1,056	$ 943
Accumulated benefit obligation	1,054	941
Fair value of plan assets	594	504
Non-Qualified Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	181	174
Accumulated benefit obligation	$ 181	$ 174